Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (949,669)	$ (1,679,058)	$ (2,177,641)	$ (802,463)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	367,157	297,925	1,297,710	636,921
Stock-based compensation	254,044	274,483	1,260,942	254,036
Loss on impairment of asset			74,483	173,500
Loss on exchange for stock		37,788	37,788
Gain on bargain purchase			(4,311,554)
Bad debt			174,252
Income tax benefit
Non-cash interest	34,283		45,711
Change in operating assets and liabilities:
Accounts receivable	16,962	430	(491,940)	(28,119)
Grants receivable	(10,303)	(149,742)	(511,127)	4,326
Inventory	(126,680)	(3,593)	(106,006)
Other current asset	48,433	(102,377)	2,813	(130,529)
Accounts payable	(256,211)	202,531	1,175,745	(27,628)
Accrued interest receivable - related party		(1,340)		(1,736)
Accrued liabilities	233,066	(11,502)	9,658	67,206
Advance grant payments	(372,100)	(120,006)	484,819	198,859
Accrued interest payable	(547)	296	(3,997)	208
Deferred liabilities	77,653	(5,260)	(74,474)	(56,789)
Net cash provided by (used in) operating activities	(683,912)	(1,259,425)	(3,112,818)	287,792
CASH FLOWS FROM INVESTING ACTIVITIES:
Issuance of notes receivable - related party		(49,762)	(59,819)	(912,392)
Cash paid for acquisitions net of cash acquired			(978,996)	(140,000)
Additions to property plant and equipment	(35,565)	(5,221)	(61,667)	(32,567)
Net cash used in investing activities	(35,565)	(54,983)	(1,100,482)	(1,084,959)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Common Stock		2,838	1,324,936	2,860,946
Proceeds from debt	371,399	3,081	1,910,552	137,813
Repayment of debt	(186,598)	(9,908)	(181,038)	(52,731)
Repayment to related party		(65,228)	(87,369)	(20,088)
Net cash provided by financing activities	184,801	(69,217)	2,967,081	2,925,940
Effects of exchange rate changes on cash	(1,802)	4,459	5,386	(3,978)
Net increase (decrease) in cash and cash equivalents	(536,478)	(1,379,166)	(1,240,833)	2,124,795
Cash and cash equivalents at beginning of year	883,962	2,124,795	2,124,795
Cash and cash equivalents at end of year	347,484	745,629	883,962	2,124,795
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during period for interest	44,327	1,338	59,546	8,275
Cash paid during period for taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Original purchase discount on notes			154,266
Common stock issued for acquisition				4,505,486
Common stock issued for conversion of shareholder notes and accrued interest				1,287,564
Common stock issued for investments				322,360
Settlement of notes receivable in exchange for intangible assets - related party				805,204
Equity instruments to be issued for acquisition of patent license				$ 3,050,000